Accrued Expenses (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued goods and services received, not invoiced	$ 18.2	$ 19.7
Accrued payroll and bonus	10.6	12.3
Other accrued expenses	40.9	45.0
Total	$ 69.7	$ 77.0